Benefit Obligations (Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 3,881	$ 3,468
Fair value of plan assets	$ 2,654	$ 2,300